Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textuals)
U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Aggregate of federal taxes	$ 2,300,000,000
Income taxes paid	700,000,000	800,000,000	400,000,000
Unrecognized tax benefits	1,223,000,000	1,377,000,000	1,081,000,000	1,176,000,000
Unrecognized tax benefits as a result of potential resolutions of prior years' tax	867,000,000
Unrecognized tax benefits, temporary differences	867,000,000
Unrecognized tax benefits that affect effective tax rate	440,000,000	476,000,000	480,000,000
Unrecognized tax benefits, amounts recorded to equity	640,000,000
Unrecognized tax benefits impact not possible to quantify	227,000,000
Unrecognized tax benefits income tax penalties and interest expense	(63,000,000)	31,000,000	1,000,000
Unrecognized tax benefits income tax penalties and interest accrued	163,000,000	226,000,000
Tax Benefits from Discontinued Operations	36,000,000
Income Taxes Of Non Us Subsidiaries [Line Items]
Accumulated earnings intended to be permanently reinvested outside the U.S.	$ 7,700,000,000
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2005 through 2007